Document and Entity Information	Sep. 11, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 11, 2023
Entity Registrant Name	Dianthus Therapeutics, Inc. /DE/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38541
Entity Tax Identification Number	81-0724163
Entity Address, Address Line One	7 Times Square
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	929
Local Phone Number	999-4055
Entity Information, Former Legal or Registered Name	Magenta Therapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DNTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001690585
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	300 Technology Square
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA